As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Municipal Money Market Fund

	Principal	Security
	Amount	Description	Value
	Municipal Bonds - 91.3%
	Alabama - 1.6%
	$ 4,500,000	Muscle Shoals Industrial Development Board Revenue, Robbins LLC - Series A
		(LOC: Regions Bank)
		1.230%, 02/06/2009 (a)(b)	$4,500,000
	5,650,000	Prichard/University of Mobile Educational Building Authority, University of Mobile
		(LOC: Regions Bank)
		1.030%, 02/06/2009 (a)(b)	5,650,000
			10,150,000
	Alaska - 0.1%
	675,000	Industrial Development & Export Authority - Lot 12
		(LOC: Bank of America N.A.)
		1.050%, 02/06/2009 (a)(b)	675,000

	California - 0.7%
	4,500,000	Riverside County Industrial Development Authority Revenue, TRM Manufacturing, Inc.
		(LOC: California Bank & Trust)
		3.750%, 02/06/2009 (a)(b)	4,500,000

	Colorado - 2.2%
	2,360,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton Inc.
		(LOC: Compass Bank)
		2.750%, 02/06/2009 (a)(b)	2,360,000
	6,500,000	Housing & Finance Authority Economic Development Revenue, Holden Properties
		(LOC: Associated Bank N.A.)
		3.750%, 02/06/2009 (a)(b)	6,500,000
	1,850,000	Housing & Finance Authority Economic Development Revenue, Stoneage Inc. - Series A
		(LOC: California Bank & Trust)
		3.750%, 02/06/2009 (a)(b)	1,850,000
	1,475,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
		(LOC: JP Morgan Chase Bank)
		0.880%, 02/06/2009 (a)(b)	1,475,000
	1,847,000	Jefferson County Industrial Development Revenue, EPI-Center LLC
		(LOC: JP Morgan Chase Bank)
		0.880%, 02/06/2009 (a)(b)	1,847,000
			14,032,000
	Florida - 14.0%
	20,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
		(CS: GO Corp.)
		4.500%, 06/01/2009	20,063,571
	15,000,000	Highlands County Health Facilities Authority Revenue, Adventist Health - Series A
		(CS: FSA; SPA: DEXIA Credit Local)
		3.000%, 02/06/2009 (a)(b)	15,000,000
	7,995,000	Hillsborough County Aviation Authority, Putters - Series 3021
		(CS: Assured Guaranty Corp.; LIQ: JP Morgan Chase Bank)
		0.830%, 02/06/2009 (a)(b)	7,995,000
	9,000,000	Kissimmee Utility Authority Electrical Systems Revenue
		(CS: FSA; SPA: DEXIA Credit Local)
		4.500%, 02/06/2009 (a)(b)	9,000,000
	15,800,000	Miami-Dade County School Board Certificates
		(CS: BHAC FSA; LIQ: Citigroup Financial Products)
		0.760%, 02/06/2009 (a)(b)	15,800,000
	9,530,000	Orange County Health Facilities Authority Revenue, Orlando Regional Healthcare - Series A-2
		(CS: FSA; SPA: DEXIA Credit Local)
		1.300%, 02/01/2009 (a)(b)	9,530,000
	6,400,000	St. Johns County Industrial Development Authority Revenue, Rulon Co.
		(LOC: Coastal Bank of Georgia)
		3.500%, 02/06/2009 (a)(b)	6,400,000
	7,000,000	Sunshine State Governmental Financing Commission
		(LOC: DEXIA Credit Local)
		3.000%, 02/06/2009 (a)(b)	7,000,000
			90,788,571
	Idaho - 4.8%
	23,590,000	Health Facilities Authority Revenue, St. Lukes Medical Center
		(CS: FSA; SPA: Harris N.A.)
		0.850%, 02/01/2009 (a)(b)	23,590,000
	7,665,000	Health Facilities Authority Revenue, St. Lukes Regional Medical Center
		(CS: FSA; SPA: Bayerische Landesbank.)
		1.100%, 02/01/2009 (a)(b)	7,665,000
			31,255,000
	Illinois - 6.0%
	5,000,000	Aurora Industrial Development Revenue, Diamond Envelope Corp.
		(LOC: LaSalle National Bank N.A.)
		0.700%, 02/06/2009 (a)(b)	5,000,000
	410,000	Carol Stream Industrial Development Revenue, MI Enterprises
		(LOC: JP Morgan Chase Bank)
		3.120%, 02/06/2009 (a)(b)	410,000
	4,550,000	Chicago Industrial Development Revenue, Enterprise Center IX
		(LOC: LaSalle National Bank N.A.)
		0.700%, 02/06/2009 (a)(b)	4,550,000
	4,300,000	Chicago Industrial Development Revenue, Enterprise Center X
		(LOC: LaSalle National Bank N.A.)
		0.700%, 02/06/2009 (a)(b)	4,300,000
	655,000	Finance Authority Industrial Development Revenue, Church Road Partnership
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	655,000
	2,125,000	Finance Authority Industrial Development Revenue, E Kinast - Series A
		(LOC: JP Morgan Chase Bank)
		1.510%, 02/06/2009 (a)(b)	2,125,000
	440,000	Finance Authority Industrial Development Revenue, Fine Points LLC
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	440,000
	550,000	Finance Authority Industrial Development Revenue, Florence Corp.
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	550,000
	2,500,000	Finance Authority Industrial Development Revenue, Flying Food Fare Inc.
		(LOC: Harris Trust & Savings Bank)
		1.000%, 02/06/2009 (a)(b)	2,500,000
	1,140,000	Finance Authority Industrial Development Revenue, Haskris Co.
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	1,140,000
	3,000,000	Finance Authority Industrial Development Revenue, John Hofmeister & Son
		(LOC: Harris Bank N.A.)
		1.000%, 02/06/2009 (a)(b)	3,000,000
	2,800,000	Finance Authority Industrial Development Revenue, Maclean-Fogg Co.
		(LOC: Bank of America N.A.)
		1.650%, 02/06/2009 (a)(b)	2,800,000
	1,250,000	Finance Authority Industrial Development Revenue, Metform Corp.
		(LOC: Bank of America N.A.)
		1.650%, 02/06/2009 (a)(b)	1,250,000
	400,000	Finance Authority Multi-Family Housing Revenue, Butterfield Creek
		(LOC: LaSalle National Bank N.A.)
		0.760%, 02/06/2009 (a)(b)	400,000
	1,500,000	Finance Development Authority Solid Waste Revenue, Develgroup LLC
		(LOC: JP Morgan Chase Bank)
		1.500%, 02/06/2009 (a)(b)	1,500,000
	1,005,000	Harvard Health Care Facility Revenue, Harvard Memorial Hospital, Inc.
		(LOC: M&I Bank)
		3.750%, 02/06/2009 (a)(b)	1,005,000
	4,000,000	Phoenix Realty Special Account - Multifamily Revenue, Brightons Mark
		(LOC: Northern Trust Company)
		0.720%, 02/06/2009 (a)(b)	4,000,000
	3,060,000	Woodridge Du Page Will & Cook Industrial Development Revenue, Home Run Inn Frozen Foods
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	3,060,000
			38,685,000
	Indiana - 1.0%
	1,700,000	Finance Authority Industrial Revenue, IB & B LLC - Series A
		1.000%, 02/06/2009 (a)(b)	1,700,000
	1,000,000	Hammond Economic Development Revenue, A.M. Castle & Co.
		(LOC: Bank of America N.A.)
		1.650%, 02/06/2009 (a)(b)	1,000,000
	3,385,000	Hobart Economic Development Revenue, Jefferson LLC
		(LOC: Harris N.A.)
		1.000%, 02/06/2009 (a)(b)	3,385,000
	45,000	St. Joseph County Educational Facilities Revenue, Holy Cross College
		(LOC: Fifth Third Bank)
		3.000%, 02/06/2009 (a)(b)	45,000
			6,130,000
	Iowa - 1.9%
	4,475,000	Lakes Trust Various States - Series 2007-1
		(LOC: LaSalle National Bank N.A.)
		0.730%, 02/06/2009 (a)(b)	4,475,000
	4,590,000	Lakes Trust Various States - Series 2007-2
		(LOC: LaSalle National Bank N.A.)
		0.730%, 02/06/2009 (a)(b)	4,590,000
	3,370,000	Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile
		(LOC: U.S. Bank N.A.)
		1.210%, 02/06/2009 (a)(b)	3,370,000
			12,435,000
	Kansas - 0.2%
	1,110,000	State Development Finance Authority, Four Seasons Apartments
		(LOC: U.S. Bank N.A.)
		0.730%, 02/06/2009 (a)(b)	1,110,000

	Kentucky - 2.2%
	300,000	Bardstown Industrial Development Revenue, JAV Investment LLC
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	300,000
	640,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
		(LOC: Chase Manhattan Bank)
		2.500%, 02/06/2009 (a)(b)	640,000
	7,150,000	Hopkins County Industrial Building Revenue, LOK Corp.
		(LOC: PNC Bank N.A.)
		0.670%, 02/06/2009 (a)(b)	7,150,000
	6,000,000	Minor Lane Heights Solid Waste Disposal Revenue, Waste Management LLC
		(LOC: PNC Bank N.A.)
		0.670%, 02/06/2009 (a)(b)	6,000,000
			14,090,000
	Michigan - 5.0%
	19,100,000	Strategic Fund Limited Obligation Revenue, Detroit Edison - Series DT
		(LOC: Keybank N.A.)
		1.000%, 02/06/2009 (a)(b)	19,100,000
	7,600,000	Strategic Fund Limited Obligation Revenue, Glastender Inc.
		(LOC: JP Morgan Chase Bank)
		1.100%, 02/06/2009 (a)(b)	7,600,000
	1,200,000	Strategic Fund Limited Obligation Revenue, Mold Masters Co.
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	1,200,000
	500,000	Strategic Fund Limited Obligation Revenue, Richwood Industries, Inc.
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	500,000
	4,265,000	Wayne County Airport Authority Revenue - Series E
		(LOC: JP Morgan Chase Bank)
		0.650%, 02/06/2009 (a)(b)	4,265,000
			32,665,000
	Minnesota - 0.2%
	1,570,000	Blooming Prairie Industrial Development Revenue, Metal Services
		(LOC: U.S. Bank N.A.)
		0.760%, 02/06/2009 (a)(b)	1,570,000

	Mississippi - 0.6%
	4,000,000	Business Finance Corp. Industrial Development Revenue, Waste Management Inc.
		(LOC: Bank of America N.A.)
		0.890%, 02/06/2009 (a)(b)	4,000,000

	Missouri - 4.1%
	1,500,000	Greene County Industrial Development Authority Revenue, Kramer Enterprises
		(LOC: U.S. Bank N.A.)
		1.010%, 02/06/2009 (a)(b)	1,500,000
	18,750,000	Higher Education Loan Authority - Series A-1
		(LOC: Bank of America N.A.)
		0.700%, 02/06/2009 (a)(b)	18,750,000
	3,350,000	Springfield Industrial Development Authority Revenue, DMP Properties LLC
		(LOC: U.S. Bank N.A.)
		0.760%, 02/06/2009 (a)(b)	3,350,000
	2,000,000	St. Joseph Industrial Development Authority Revenue, Albaugh Inc. - Series A
		(LOC: U.S. Bank N.A.)
		0.860%, 02/06/2009 (a)(b)	2,000,000
	800,000	State Environmental Improvement & Energy Resources Authority Revenue, Utilicorp United Inc.
		(LOC: Bank of America N.A.)
		2.290%, 02/06/2009 (a)(b)	800,000
			26,400,000
	Multistate - 0.7%
	4,775,450	Midwest Tax-Exempt Bond Grantor Trust
		(LOC: Huntington National Bank)
		5.400%, 02/06/2009 (a)(b)	4,775,450

	New Hampshire - 0.5%
	3,000,000	Health & Education Facilities Authority Revenue, Holderness - Series G
		3.490%, 04/22/2009	3,003,185

	New Mexico - 0.5%
	1,305,000	Albuquerque Industrial Development Revenue, Karsten Co. - Series A
		(LOC: U.S. Bank N.A.)
		0.950%, 02/06/2009 (a)(b)	1,305,000
	1,930,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
		(LOC: American National Bank & Trust)
		2.500%, 02/06/2009 (a)(b)	1,930,000
			3,235,000
	New York - 3.9%
	225,000	Erie County Industrial Development Agency Revenue, B&G Properties - Class B
		(LOC: HSBC Bank N.A.)
		3.600%, 02/06/2009 (a)(b)	225,000
	14,850,000	Metropolitan Transportation Authority Revenue
		(CS: BHAC FSA; LIQ: Citibank N.A.)
		0.750%, 02/06/2009 (a)(b)	14,850,000
	7,000,000	Metropolitan Transportation Authority Revenue - Class A
		(CS: BHAC FSA; LIQ: Citibank N.A.)
		0.560%, 02/06/2009 (a)(b)	7,000,000
	430,000	New York City Industrial Development Agency Civic Revenue, Peninsula Hospital Center
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	430,000
	3,000,000	New York City Municipal Water Finance Authority - Series C-3
		(SPA: DEPFA Bank PLC)
		6.000%, 02/01/2009 (a)(b)	3,000,000
			25,505,000
	North Dakota - 0.1%
	790,000	Fargo Improvement General Obligation - Series E
		4.750%, 05/01/2009	795,844

	Ohio - 0.3%
	2,235,000	Fairfield Industrial Development Revenue, Prestige Display
		(LOC: PNC Bank N.A.)
		1.170%, 02/06/2009 (a)(b)	2,235,000

	Oklahoma - 2.1%
	8,800,000	Development Finance Authority Revenue, Seaboard Farms, Inc.
		(LOC: Bank of New York)
		0.800%, 02/06/2009 (a)(b)	8,800,000
	5,000,000	Pittsburg County Economic Development Authority Revenue, Simonton Building Products
		(LOC: PNC Bank N.A.)
		0.720%, 02/06/2009 (a)(b)	5,000,000
			13,800,000
	Oregon - 1.3%
	2,200,000	State Economic Development Revenue, McFarland Cascade - Series 175
		(LOC: U.S. Bank N.A.)
		0.850%, 02/06/2009 (a)(b)	2,200,000
	300,000	State Economic Development Revenue, Patrick Industries Inc.
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	300,000
	6,185,000	State Economic Development Revenue, Yocream International, Inc.
		(LOC: Keybank N.A.)
		1.050%, 02/06/2009 (a)(b)	6,185,000
			8,685,000
	Pennsylvania - 5.1%
	9,915,000	Delaware County Industrial Development Authority Revenue
		(CS: BHAC; LIQ: Citibank N.A.)
		0.640%, 02/06/2009 (a)(b)	9,915,000
	6,720,000	Montgomery County Industrial Development Authority
		(LOC: Wachovia Bank N.A.)
		0.500%, 02/06/2009 (a)(b)	6,720,000
	5,695,000	Philadelphia Gas Works Revenue, Putters - Series 2981
		(CS: FSA; LIQ: JP Morgan Chase Bank)
		2.330%, 02/06/2009 (a)(b)	5,695,000
	11,000,000	State Higher Education Assistance Agency - Series A
		(CS: AMBAC Guaranteed Student Loans; SPA: Morgan Stanley Bank)
		2.500%, 02/01/2009 (a)(b)	11,000,000
			33,330,000
	South Dakota - 0.4%
	1,200,000	Brookings Industrial Development Revenue, Lomar Development Co.
		(LOC: U.S. Bank N.A.)
		1.000%, 02/06/2009 (a)(b)	1,200,000
	1,450,000	Economic Development Finance Authority, Lomar Development Co. - Series A
		(LOC: U.S. Bank N.A.)
		0.950%, 02/06/2009 (a)(b)	1,450,000
			2,650,000
	Tennessee - 5.8%
	2,660,000	Brownsville Industrial Development Board Revenue, Dynametal Technologies, Inc.
		(LOC: Union Planters Bank)
		2.992%, 06/01/2009	2,660,000
	3,555,000	Franklin County Industrial Development Board, Zanini - Series B
		(LOC: Regions Bank)
		1.230%, 02/06/2009 (a)(b)	3,555,000
	1,400,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co.
		(LOC: PNC Bank N.A.)
		1.190%, 02/06/2009 (a)(b)	1,400,000
	15,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc.
		(LOC: PNC Bank N.A.)
		0.670%, 02/06/2009 (a)(b)	15,000,000
	5,035,000	Metropolitan Government Nashville & Davidson County Health and Educational Facilities
		Board, Fisk University
		(LOC: AmSouth Bank N.A.)
		1.030%, 02/06/2009 (a)(b)	5,035,000
	3,415,000	Metropolitan Government Nashville & Davidson County Industrial Development Board
		Revenue, Donelson Christian Academy
		(LOC: Regions Bank)
		1.030%, 02/06/2009 (a)(b)	3,415,000
	6,355,000	Shelby County Health, Educational & Housing Facilities Board, Eden Pointe Apartments
		(LOC: Regions Bank)
		1.230%, 02/06/2009 (a)(b)	6,355,000
			37,420,000
	Texas - 10.1%
	18,780,000	Austin Hotel Occupancy Tax Revenue, Sub Lien - Series A
		(LOC: Dexia Credit Local)
		2.000%, 02/06/2009 (a)(b)	18,780,000
	14,000,000	Harris County Health Facilities Development Corp. Hospital Revenue, Children's Hospital - Series B-1
		(CS: MBIA; SPA: JP Morgan Chase Bank)
		0.850%, 02/01/2009 (a)(b)	14,000,000
	32,500,000	Port of Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
		0.990%, 02/06/2009 (a)(b)	32,500,000
			65,280,000
	Vermont - 5.4%
	12,800,000	State Housing Finance Agency - Series A
		(CS: FSA; SPA: Dexia Credit Local)
		6.250%, 02/06/2009 (a)(b)	12,800,000
	22,000,000	State Student Assistance Corp. Education Loan - Series A-1
		(CS: Guaranteed Student Loans; LOC: Keybank N.A.)
		1.050%, 02/06/2009 (a)(b)	22,000,000
			34,800,000
	Virginia - 0.2%
	1,000,000	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, Inc.
		(LOC: Bank of America N.A.)
		2.500%, 02/06/2009 (a)(b)	1,000,000

	Washington - 4.4%
	2,745,000	Economic Development Finance Authority Revenue, Wesmar Co. Inc. - Series F
		(LOC: U.S. Bank N.A.)
		0.880%, 02/06/2009 (a)(b)	2,745,000
	6,125,000	Port Bellingham Industrial Development Corp. Revenue, Hempler Foods Group
		(LOC: Bank of Montreal)
		1.000%, 02/06/2009 (a)(b)	6,125,000
	3,240,000	Port Bellingham Industrial Development Corp. Revenue, Wood Stone Corp.
		(LOC: Keybank N.A.)
		1.450%, 02/06/2009 (a)(b)	3,240,000
	4,800,000	Port Vancouver Special Revenue, United Grain Corp.
		(LOC: Bank of America N.A.)
		0.700%, 02/06/2009 (a)(b)	4,800,000
	11,500,000	Seattle Housing Authority Revenue, High Point Phase II
		(LOC: Keybank N.A.)
		1.050%, 02/06/2009 (a)(b)	11,500,000
			28,410,000
	West Virginia - 2.1%
	4,000,000	Economic Development Authority Solid Waste Disposal Facilities Revenue,
		Appalachian Power - Series B
		(LOC: JP Morgan Chase Bank)
		0.790%, 02/06/2009 (a)(b)	4,000,000
	9,900,000	Higher Education Policy Commission Revenue - Class A
		(CS: BHAC FSA; LIQ: Citibank N.A.)
		0.560%, 02/06/2009 (a)(b)	9,900,000
			13,900,000
	Wisconsin - 2.6%
	300,000	Elkhorn Industrial Development Revenue, Lanco Precision Plus
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	300,000
	1,750,000	Franklin Industrial Development Revenue, Smyczek/ECS Project
		(LOC: Wells Fargo Bank N.A.)
		2.500%, 02/06/2009 (a)(b)	1,750,000
	1,000,000	Mequon Industrial Development Revenue, Gateway Plastics - Series A
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	1,000,000
	7,480,000	State Health & Educational Facilities Authority, Blood Center - Series A
		(LOC: M&I Bank)
		2.000%, 02/06/2009 (a)(b)	7,480,000
	5,000,000	State Health & Educational Facilities Authority, Oakwood Village
		(LOC: M&I Bank)
		2.030%, 02/06/2009 (a)(b)	5,000,000
	1,150,000	Sturtevant Industrial Development Revenue, Andis Co. - Series A
		(LOC: M&I Bank)
		3.750%, 02/06/2009 (a)(b)	1,150,000
			16,680,000
	Wyoming - 1.2%
	8,000,000	Sweetwater County Environment Improvement Revenue, Simplot Phosphates LLC
		(LOC: Rabobank Nederland)
		0.790%, 02/06/2009 (a)(b)	8,000,000
		Total Municipal Bonds (Cost $587,214,600)	591,990,050

	Shares
	Money Market Funds - 7.1%
	15,000,000	Federated Tax-Free Obligations Fund	15,000,000
	30,721,433	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A	30,721,433
		Total Money Market Funds (Cost $50,496,883)	45,721,433
		Total Investments (Cost $637,711,483) - 98.4%	637,711,483
		Other Assets in Excess of Liabilities - 1.6%	10,348,012
		TOTAL NET ASSETS - 100.0%	$648,059,495

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of January 31, 2009. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
CS - Credit Support
LIQ - Liquidity Facility
LOC - Letter of Credit
SPA - Standby Purchase Agreement

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 45,721,433
	Level 2 - Other significant observable inputs		591,990,050
	Level 3 - Significant unobservable inputs		-
	Total		$ 637,711,483

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Ultra Short Tax Optimized Income Fund

	Principal	Security
	Amount	Description	Value
	Municipal Bonds - 98.0%
	Alabama - 4.0%
	$ 1,500,000	Chatom Industrial Development Board Revenue, Alabama Electric - Series A
		(SPA: National Rural Utilities Finance)
		4.250%, 08/01/2009 (c)	$1,500,000
	8,100,000	Health Care Authority for Baptist, ARS - Series B
		(CS: Assured Guaranty)
		4.000%, 02/06/2009 (a)(b)(d)	8,100,000
	6,500,000	Housing Finance Authority, Sundown Apartments - Series E
		(LOC: AmSouth Bank)
		1.550%, 02/06/2009 (a)(b)	6,500,000
			16,100,000
	California - 5.2%
	15,000,000	California State General Obligation - Series DCL-049
		(CS: FSA; LIQ: Dexia Credit Local; LOC: Dexia Credit Local )
		4.000%, 02/06/2009 (a)(b)	15,000,000
	5,870,000	Riverside County Industrial Development Authority, Guy Evans Inc.
		(LOC: California Bank & Trust)
		4.500%, 02/06/2009 (a)(b)	5,870,000
			20,870,000
	Colorado - 2.1%
	8,300,000	City of Arvada Water Enterprise Revenue
		(CS: FSA; SPA: Dexia Public Finance Bank)
		7.750%, 03/01/2009 (a)(b)	8,300,000

	Florida - 7.5%
	600,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A
		(CS: MBIA)
		5.000%, 03/01/2010	609,714
	3,950,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
		(CS: Go of Corp.)
		4.500%, 06/01/2009	3,955,096
	11,590,000	Hillsborough County School Board - Series E
		(CS: MBIA; SPA: Bank of America N.A.)
		3.530%, 02/06/2009 (a)(b)	11,590,000
	8,500,000	Kissimmee Utility Authority Electrical Systems Revenue
		(CS: FSA; SPA: Dexia Credit Local)
		4.500%, 02/06/2009 (a)(b)	8,500,000
	4,240,000	St. Johns County Housing Finance Authority, Summerset Village
		(LOC: SunTrust Bank)
		1.050%, 02/06/2009 (a)(b)	4,240,000
	1,100,000	St. Johns County Industrial Development Authority, Coastal Health Care Investor
		(LOC: SunTrust Bank)
		3.250%, 02/06/2009 (a)(b)	1,100,000
			29,994,810
	Georgia - 0.6%
	2,000,000	Burke County Development Authority Pollution Control Revenue, Vogtle Power Co.
		4.375%, 04/01/2010 (c)	2,031,240
	400,000	Douglas County Development Authority Industrial Revenue, Whirlwind Steel Buildings
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	400,000
			2,431,240
	Illinois - 10.7%
	15,200,000	Chicago Board of Education Revenue
		(CS: Assured Guarantee; SPA: DEPFA Bank PLC)
		6.250%, 02/01/2009 (a)(b)	15,200,000
	11,000,000	Chicago Board of Education School Improvement Revenue - Series D
		(CS: FSA; SPA: Dexia Credit Local)
		2.750%, 02/06/2009 (a)(b)	11,000,000
	6,000,000	City of Rockford Revenue, Wesley Willows Obligations Group
		(LOC: M&I Bank)
		2.500%, 02/01/2009 (a)(b)	6,000,000
	700,000	Des Plaines Industrial Development Revenue, MMP Properties LLC
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	700,000
	300,000	Development Financial Authority Industrial Revenue, SWD Inc.
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	300,000
	1,780,000	Finance Authority Industrial Development Revenue, Transparent Container
		(LOC: JP Morgan Chase Bank)
		4.000%, 02/06/2009 (a)(b)	1,780,000
	3,820,000	Granite City Solid Waste Revenue, Waste Management Inc.
		4.875%, 05/03/2010 (c)	3,766,520
	4,375,000	Springfield Airport Authority Revenue, Allied-Signal Inc.
		6.500%, 02/06/2009 (a)(b)	4,375,000
			43,121,520
	Indiana - 6.1%
	1,480,000	Clay Community Schools
		(CS: State Aid Withholding)
		3.000%, 07/15/2009	1,495,703
	5,800,000	Health Facility Financing Authority, Henry County Memorial Hospital
		(LOC: Fifth Third Bank)
		4.000%, 02/06/2009 (a)(b)	5,800,000
	6,800,000	Huntington Economic Development Revenue, Huntington University
		(LOC: PNC Bank)
		4.030%, 02/06/2009 (a)(b)	6,800,000
	500,000	Seymour Economic Development Revenue, Spaceguard, Inc.
		(LOC: JP Morgan Chase Bank)
		5.000%, 02/06/2009 (a)(b)	500,000
	10,000,000	Valparaiso Economic Development Revenue, Task Force Tips, Inc.
		(LOC: Harris N.A.)
		1.000%, 02/06/2009 (a)(b)	10,000,000
			24,595,703
	Iowa - 0.5%
	2,215,000	Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile
		(LOC: U.S. Bank N.A.)
		1.210%, 02/06/2009 (a)(b)	2,215,000

	Kentucky - 2.1%
	800,000	Bardstown Industrial Development Revenue, JAV Investments LLC
		(LOC: JP Morgan Chase Bank)
		2.500%, 02/06/2009 (a)(b)	800,000
	3,545,000	Boone County Industrial Building Revenue, Bonfiglioli USA Inc.
		(LOC: Fifth Third Bank)
		3.400%, 02/06/2009 (a)(b)	3,545,000
	905,000	Florence Industrial Building Revenue, Turfway ProFinancial Center
		(LOC: U.S. Bank N.A.)
		6.000%, 10/01/2009 (c)	917,344
	2,510,000	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer
		(LOC: PNC Bank N.A.)
		3.250%, 02/01/2009 (b)(c)	2,510,000
	510,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
		(LOC: Chase Manhattan Bank)
		2.500%, 02/06/2009 (a)(b)	510,000
			8,282,344
	Louisiana - 1.9%
	3,185,000	Caddo-Bossier Parishes Port Commission Revenue, Oakley LA Co.
		(LOC: Regions Bank)
		1.550%, 02/06/2009 (a)(b)	3,185,000
	4,600,000	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp.
		7.000%, 02/01/2009 (a)(b)	4,600,000
			7,785,000
	Maine - 1.2%
	4,780,000	Finance Authority Industrial Development Revenue, Crobb Box Co. - Series A
		(LOC: Keybank N.A.)
		1.500%, 02/06/2009 (a)(b)	4,780,000

	Maryland - 4.2%
	17,000,000	Anne Arundel County Port Facilities Revenue
		6.000%, 02/05/2009 (e)	17,000,000

	Massachusetts - 0.4%
	600,000	Municipal Wholesale Electric Co., Nuclear Mix - Series 1-A
		(CS: MBIA)
		5.000%, 07/01/2009	604,980
	820,000	State Industrial Finance Agency Revenue, Asahi/America, Inc.
		(LOC: Citizens Bank of Massachusetts)
		3.125%, 03/01/2009 (c)	821,656
			1,426,636
	Michigan - 11.7%
	1,000,000	Detroit Sewer Disposal Revenue - Series A
		(CS: FSA)
		5.000%, 07/01/2009	1,007,200
	16,900,000	Royal Oak Hospital Finance Authority, William Beaumont
		(CS: AMBAC; SPA: Morgan Stanley Bank)
		6.500%, 02/01/2009 (a)(b)	16,900,000
	15,000,000	State Strategic Fund Limited Obligations Revenue
		8.000%, 02/02/2009 (e)	15,000,000
	400,000	State Strategic Fund Limited Obligations Revenue, Creative Foam Corp.
		(LOC: JP Morgan Chase Bank)
		1.650%, 02/06/2009 (a)(b)	400,000
	300,000	State Strategic Fund Limited Obligations Revenue, CTD Real Estate Co. LLC
		(LOC: JP Morgan Chase Bank)
		5.000%, 02/06/2009 (a)(b)	300,000
	590,000	State Strategic Fund Limited Obligations Revenue, Foremost Graphics LLC
		(LOC: U.S. Bank N.A.)
		3.150%, 02/06/2009 (a)(b)	590,000
	600,000	State Strategic Fund Limited Obligations Revenue, Gebara Management Co. LLC
		(LOC: JP Morgan Chase Bank)
		5.000%, 02/06/2009 (a)(b)	600,000
	900,000	State Strategic Fund Limited Obligations Revenue, Landscape Forms, Inc.
		(LOC: JP Morgan Chase Bank)
		1.650%, 02/06/2009 (a)(b)	900,000
	800,000	State Strategic Fund Limited Obligations Revenue, Press-Way Inc.
		(LOC: JP Morgan Chase Bank)
		5.000%, 02/06/2009 (a)(b)	800,000
	1,000,000	State Strategic Fund Limited Obligations Revenue, Static Development Inc.
		(LOC: JP Morgan Chase Bank)
		5.000%, 02/06/2009 (a)(b)	1,000,000
	2,200,000	State Strategic Fund Limited Obligations Revenue, Taylor Building Products, Inc.
		(LOC: PNC Bank N.A.)
		3.375%, 09/15/2009 (c)	2,221,604
	300,000	State Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc.
		(LOC: JP Morgan Chase Bank)
		3.150%, 02/06/2009 (a)(b)	300,000
	500,000	Sterling Heights Economic Development Corporation Limited Obligations Revenue, Kunath Enterprises LLC
		(LOC: JP Morgan Chase Bank)
		1.650%, 02/06/2009 (a)(b)	500,000
	6,500,000	Wayne County Airport Authority Revenue
		(CS: MBIA; SPA: Bank of America)
		3.530%, 02/06/2009 (a)(b)	6,500,000
			47,018,804
	Minnesota - 0.9%
	3,465,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
		(LOC: Associated Bank N.A.)
		2.000%, 02/06/2009 (a)(b)	3,465,000

	Mississippi - 1.2%
	5,000,000	Regional Housing Authority, Laurel Park Apartments
		(LOC: First Tennessee Bank)
		6.000%, 06/01/2009 (c)	5,000,000

	Missouri - 0.4%
	1,790,000	St. Charles County Industrial Development Authority Revenue, Patriot Machine Inc.
		(LOC: U.S. Bank N.A.)
		0.810%, 02/06/2009 (a)(b)	1,790,000

	Montana - 0.3%
	1,100,000	Forsyth Pollution Control Revenue - Series A
		5.200%, 05/01/2009 (c)	1,095,787

	Multistate - 1.0%
	4,800,000	Theop LLC
		0.763%, 01/01/2039 (d)(g)	3,840,000

	Nevada - 4.0%
	12,000,000	Clark County Airport Improvement Revenue - Series A
		(CS: MBIA)
		9.000%, 02/06/2009 (a)(b)	12,000,000
	1,500,000	Clark County Passenger Facilities Revenue, Las Vegas McCarran Airport
		(CS: MBIA)
		5.250%, 07/01/2010	1,547,835
	2,500,000	Housing Division Multi-Unit Housing Revenue
		(LOC: Wachovia Bank N.A.)
		0.950%, 10/01/2030	2,500,000
			16,047,835
	New Hampshire - 0.2%
	1,000,000	State Business Finance Authority, United Illuminating Co.
		7.125%, 02/01/2012 (c)	1,001,340

	New Jersey - 0.8%
	230,000	Health Care Facilities Financing Authority, Trinitas Hospital - Series B
		6.500%, 07/01/2012	214,673
	2,000,000	Newark Tax Appeal Notes - Series H
		4.750%, 12/29/2009	2,036,140
	955,000	Tobacco Settlement Financing Corp.
		5.750%, 06/01/2012	1,045,467
			3,296,280
	New Mexico - 0.3%
	1,285,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
		(LOC: American National Bank & Trust)
		2.500%, 02/06/2009 (a)(b)	1,285,000

	New York - 9.8%
	3,560,000	East Hampton Town, Bond Anticipation Notes
		5.700%, 03/26/2009	3,573,030
	310,000	Erie County Industrial Development Agency, Rosina Foods Products Inc.
		(LOC: HSBC Bank USA N.A.)
		3.600%, 02/06/2009 (a)(b)	310,000
	7,500,000	Monroe County Revenue Anticipation Notes
		6.500%, 04/15/2009	7,535,925
	2,000,000	New York City Industrial Development Agency Revenue, Terminal One Group Association
		5.000%, 01/01/2010	2,047,320
	16,000,000	New York City Municipal Water Finance Authority, Series C-2
		(SPA: DEPFA Bank PLC)
		8.000%, 02/06/2009 (a)(b)	16,000,000
	590,000	Seneca County Industrial Development Agency Civic Facility Revenue, New York Chiropractic College
		5.000%, 10/01/2009	588,035
	500,000	Westchester Tobacco Asset Securitization Corporation Revenue
		5.000%, 06/01/2015	361,240
	9,000,000	Yonkers Revenue Anticipation Notes
		5.000%, 06/30/2009	9,053,550
			39,469,100
	Ohio - 3.9%
	3,575,000	Columbus Regional Airport Authority Economic Development Revenue, Balletmet Columbus
		(LOC: Huntington National Bank)
		2.500%, 02/06/2009 (a)(b)	3,575,000
	5,860,000	Ross County Hospital Revenue, Adena Health Systems
		(LOC: Huntington National Bank)
		5.000%, 02/06/2009 (a)(b)	5,860,000
	1,380,000	Sandusky County Industrial Development Revenue, Louis G. Freeman Co.
		(LOC: PNC Bank)
		1.650%, 02/06/2009 (a)(b)	1,380,000
	5,000,000	State Air Quality Development Authority Revenue, Ohio Power
		7.125%, 06/01/2010 (c)	5,012,000
			15,827,000
	Oklahoma - 0.1%
	600,000	Cherokee Nation of Oklahoma Healthcare System - Series 2006
		(CS: ACA)
		4.100%, 12/01/2011 (f)	563,184

	Pennsylvania - 2.5%
	1,000,000	Philadelphia Airport Revenue - Series A
		(CS: MBIA)
		5.000%, 06/15/2009	1,007,780
	9,000,000	State Higher Education Assistance Agency - Series A
		(CS: AMBAC Guaranteed Student Loans; SPA: Morgan Stanley Bank)
		2.500%, 02/01/2009 (a)(b)	9,000,000
			10,007,780
	Puerto Rico - 0.7%
	2,745,000	Electric Power Authority - Series S
		(CS: MBIA)
		6.125%, 07/01/2009	2,793,806

	South Carolina - 2.5%
	10,000,000	York County Pollution Control Revenue - Series B-2
		(SPA: National Rural Utilities Finance)
		5.250%, 09/15/2024 (c)	10,001,000

	Tennessee - 1.1%
	4,365,000	Metropolitan Government Nashville & Davidson Health & Educational Facilities
		Board Revenue - Swiss Ridge Apartments
		(LOC: Regions Bank)
		1.550%, 02/06/2009 (a)(b)	4,365,000

	Texas - 5.3%
	6,260,000	Austin Hotel Occupancy Tax Revenue, Sub Lien - Series A
		(LOC: Dexia Credit)
		2.000%, 02/06/2009 (a)(b)	6,260,000
	6,000,000	Gulf Coast Industrial Development Authority Revenue, Cinergy Solutions
		5.250%, 02/06/2009 (a)(b)	6,000,000
	2,500,000	Montgomery County Unlimited Tax Adjustable Rate - Series B
		(CS: FSA; SPA: DEPFA Bank PLC)
		3.000%, 09/01/2009 (c)	2,507,775
	2,000,000	Municipal Gas Acquisition & Supply Corp. Revenue - Series A
		5.000%, 12/15/2010	1,950,660
	2,500,000	North Texas Tollway Authority Revenue - Series H
		5.000%, 01/01/2011 (c)	2,527,975
	2,035,000	Port of Houston Authority - Series A
		(CS: MBIA)
		5.000%, 10/01/2009	2,049,957
			21,296,367
	Vermont - 0.4%
	1,535,000	Housing Finance Agency Single Family Housing Revenue - Series 21A
		(CS: FSA; SPA: Dexia Credit Local)
		5.000%, 02/06/2009 (a)(b)	1,535,000

	Washington - 0.3%
	1,110,000	Economic Development Finance Authority Revenue, Belina Interiors Inc. - Series F
		(LOC: Keybank N.A.)
		3.750%, 02/06/2009 (a)(b)	1,110,000

	West Virginia - 1.7%
	3,000,000	Economic Development Authority Solid Waste Revenue, Appalachian Power Co.
		7.125%, 06/01/2010 (c)	3,007,050
	3,850,000	Elkins Building Commission Revenue, Davis & Elkins College
		(LOC: Huntington National Bank)
		2.500%, 02/06/2009 (a)(b)	3,850,000
			6,857,050
	Wisconsin - 1.7%
	1,175,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties
		(LOC: Bank of New York)
		2.850%, 02/06/2009 (a)(b)	1,175,000
	5,535,000	State Health & Educational Facilities Authority, Oakwood Village
		(LOC: M&I Bank)
		2.030%, 02/06/2009 (a)(b)	5,535,000
			6,710,000
	Wyoming - 0.7%
	2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co. - Series A
		8.000%, 02/06/2009 (a)(b)	2,855,000
		Total Municipal Bonds (Cost $357,065,842)	394,132,586

	Shares
	Money Market Funds - 0.0%
	64,699	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A	64,699
		Total Money Market Funds (Cost $37,934,699)	64,699
		Total Investments (Cost $395,000,541) - 98.0%	394,197,285
		Other Assets in Excess of Liabilities - 2.0%	7,859,023
		TOTAL NET ASSETS - 100.0%	$402,056,308

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of January 31, 2009. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Put Bond
(d)	Auction Rate Note
(e)	Commercial Paper
(f)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
	Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.1% of the Fund's net assets.
(g)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the
	Board of Trustees. Illiquid securities restricted under Rule 144A comprised 1.0% of the Fund's net assets.
CS -- Credit Support
LIQ -- Liquidity Facility
LOC -- Letter of Credit
SPA -- Standby Purchase Agreement

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 64,699
	Level 2 - Other significant observable inputs		394,132,586
	Level 3 - Significant unobservable inputs		-
	Total		$ 394,197,285

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Municipal Money
Market Fund
Cost of investments	$637,711,483
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized depreciation	$0

Ultra Short Tax Optimized
Income Fund
Cost of investments	$395,000,541
Gross unrealized appreciation	479,936
Gross unrealized depreciation	(1,283,192)
Net unrealized depreciation	($803,256)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)   /s/ Samuel A. Lieber
                                                   Samuel A. Lieber, President

Date   3/30/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date   3/30/2009

By (Signature and Title) /s/ Meimei Li
                                                 Meimei Li, Treasurer

Date   3/30/2009